Significant Accounting Policies - Summary of Depreciation Over the Estimated Useful Lives of Each Significant Component (Detail)	12 Months Ended
Dec. 31, 2022
Lease right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives or depreciation rates	Lease term straight-line basis
Computing Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives or depreciation rates	55.00%
Useful lives or amortisation rates, intangible assets other than goodwill	55% declining balance basis
Software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives or amortisation rates	55.00%
Useful lives or amortisation rates, intangible assets other than goodwill	55% declining balance basis
Field Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives or depreciation rates	20.00%
Estimated useful lives or depreciation rates	20% declining balance basis
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives or depreciation rates	Lease term straight-line basis
Road [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives or depreciation, straight-line basis	5 years
Estimated useful lives or depreciation rates	5-year straight-line basis
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives or depreciation, straight-line basis	2 years
Estimated useful lives or depreciation rates	2-year straight-line basis